Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) (Parenthetical)	3 Months Ended
Oct. 31, 2021 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Number of warrants issued | shares	950,000
Share issuance cost | $	$ 359,445